UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 114.2%
AUSTRALIA 1.1%
ELECTRIC—REGULATED ELECTRIC 0.1%
Spark Infrastructure Group(a)	172,914	$306,931

REAL ESTATE 0.7%
DIVERSIFIED 0.2%
Dexus Property Group(a)	67,264	472,769

RETAIL 0.5%
Scentre Group(a)	130,655	471,688
Vicinity Centres(a)	236,594	576,997
		1,048,685
TOTAL REAL ESTATE		1,521,454

TOLL ROADS 0.3%
Transurban Group(a),(b)	89,426	781,521
TOTAL AUSTRALIA		2,609,906

AUSTRIA 0.2%
REAL ESTATE—DIVERSIFIED
BUWOG AG(a),(c)	14,924	403,725

CANADA 4.3%
CONSUMER—CYCLICAL—AUTOMOBILES 0.8%
Magna International(d)	40,093	1,721,131

ENERGY—OIL & GAS 0.9%
Suncor Energy(d)	76,800	2,131,984

FINANCIAL—BANKS 0.7%
Royal Bank of Canada	26,111	1,617,272

MATERIALS—METALS & MINING 0.4%
Goldcorp(b)	56,900	938,972

PIPELINES—C-CORP 1.2%
Enbridge(b)	19,528	858,253
Keyera Corp.	19,402	627,335
TransCanada Corp.	26,824	1,273,984
		2,759,572
REAL ESTATE 0.3%
OFFICE 0.2%
Allied Properties REIT	15,973	458,754

RETAIL 0.1%
Smart Real Estate Investment Trust	10,234	275,752

	Number of Shares	Value
TOTAL REAL ESTATE		$734,506
TOTAL CANADA		9,903,437

CHINA 0.2%
AIRPORTS 0.1%
Beijing Capital International Airport Co., Ltd., Class H (HKD)(a)	208,000	237,105

TOLL ROADS 0.1%
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)	188,000	260,893
TOTAL CHINA		497,998

FRANCE 4.9%
CONSUMER STAPLES 1.4%
Danone SA(a),(d)	42,982	3,191,534

ENERGY—OIL & GAS 0.7%
Total SA(a)	34,080	1,620,864

FINANCIAL—BANKS 0.8%
BNP Paribas(a),(d)	36,900	1,897,898

HEALTH CARE—PHARMACEUTICALS 0.8%
Sanofi(a),(d)	25,158	1,915,804

INDUSTRIALS—AEROSPACE & DEFENSE 0.4%
Thales SA(a)	11,662	1,073,847

RAILWAYS 0.2%
Groupe Eurotunnel SE(a)	35,472	384,246

REAL ESTATE 0.6%
DIVERSIFIED 0.1%
Gecina SA(a)	1,968	310,136

RETAIL 0.5%
Klepierre(a),(b)	22,917	1,051,957
TOTAL REAL ESTATE		1,362,093
TOTAL FRANCE		11,446,286

GERMANY 5.6%
FINANCIAL—INSURANCE 1.2%
Allianz SE(a),(d)	18,800	2,793,869

HEALTH CARE—PHARMACEUTICALS 0.7%
Bayer AG(a)	16,951	1,702,392

INDUSTRIALS—ELECTRICAL EQUIPMENT 1.3%
Siemens AG(a),(d)	25,069	2,939,596

	Number of Shares	Value
MATERIALS—CHEMICALS 0.8%
Linde AG(a)	10,600	$1,801,158

REAL ESTATE 0.4%
DIVERSIFIED 0.1%
ADO Properties SA, 144A(a),(e)	5,336	213,491

OFFICE 0.1%
Alstria Office REIT AG(a),(c)	15,221	209,047

RESIDENTIAL 0.2%
Deutsche Wohnen AG(a)	12,582	457,835
TOTAL REAL ESTATE		880,373

TECHNOLOGY—SOFTWARE 1.2%
SAP AG(a),(d)	29,876	2,732,229
TOTAL GERMANY		12,849,617

HONG KONG 2.6%
ELECTRIC—REGULATED ELECTRIC 0.2%
Power Assets Holdings Ltd.(a)	60,500	592,033

ENERGY—OIL & GAS 0.5%
CNOOC Ltd.(a)	854,000	1,077,332

INVESTMENT COMPANY—DIVERSIFIED FINANCIALS 0.5%
CK Hutchison Holdings Ltd. (Cayman Islands)(a)	83,005	1,060,990

REAL ESTATE 0.9%
DIVERSIFIED 0.7%
Cheung Kong Property Holdings Ltd.(a)	75,500	555,367
Hang Lung Properties Ltd.(a)	105,000	238,175
Sun Hung Kai Properties Ltd.(a),(b)	34,404	523,036
Wharf Holdings Ltd.\The(a),(b)	58,000	425,521
		1,742,099
OFFICE 0.1%
Hongkong Land Holdings Ltd. (USD)(a)	17,901	127,541

RETAIL 0.1%
Link REIT(a)	42,000	310,048
TOTAL REAL ESTATE		2,179,688

TELECOMMUNICATION SERVICES 0.5%
China Mobile Ltd.(a)	96,500	1,185,441
TOTAL HONG KONG		6,095,484

	Number of Shares	Value
IRELAND 2.4%
HEALTH CARE—HEALTH CARE EQUIPMENT & SERVICES 1.3%
Medtronic PLC (USD)(d)	35,737	$3,087,677

INDUSTRIALS—BUILDING PRODUCTS 0.6%
Allegion PLC (USD)(b)	19,141	1,319,006

INFORMATION TECHNOLOGY—IT CONSULTING & SERVICES 0.5%
Accenture PLC, Class A (USD)	9,257	1,130,928
TOTAL IRELAND		5,537,611

ITALY 0.6%
COMMUNICATIONS—TOWERS 0.2%
Ei Towers S.p.A.(a),(c)	10,224	538,486

GAS DISTRIBUTION 0.4%
Snam S.p.A.(a),(b)	156,291	866,612
TOTAL ITALY		1,405,098

JAPAN 9.9%
AUTOMOTIVE 0.7%
Toyota Motor Corp.(a),(d)	29,200	1,693,788

CONSUMER DISCRETIONARY—MEDIA 0.6%
CyberAgent(a)	48,200	1,432,957

FINANCIAL 1.9%
DIVERSIFIED FINANCIAL SERVICES 1.3%
Mitsubishi UFJ Financial Group(a),(b),(d)	176,200	892,644
ORIX Corp.(a),(d)	146,500	2,161,263
		3,053,907
INSURANCE 0.6%
NKSJ Holdings(a),(d)	46,250	1,370,729
TOTAL FINANCIAL		4,424,636

HEALTH CARE—PHARMACEUTICALS 0.5%
Astellas Pharma(a),(d)	74,100	1,157,372

INDUSTRIALS 2.3%
COMMERCIAL SERVICES & SUPPLIES 0.7%
Secom Co., Ltd.(a),(d)	21,000	1,568,159

ELECTRICAL EQUIPMENT 1.6%
Fanuc Ltd.(a),(d)	6,500	1,097,950
Murata Manufacturing Co., Ltd.(a)	10,400	1,357,544

	Number of Shares	Value
Nidec Corp.(a),(d)	13,900	$1,284,821
		3,740,315
TOTAL INDUSTRIALS		5,308,474

RAILWAYS 0.2%
West Japan Railway Co.(a)	5,300	328,781

REAL ESTATE 1.8%
DIVERSIFIED 1.4%
Activia Properties(a)	28	148,894
Invincible Investment Corp.(a)	28	15,668
Mitsubishi Estate Co., Ltd.(a),(d)	26,000	487,931
Mitsui Fudosan Co., Ltd.(a),(b),(d)	34,000	723,330
Nomura Real Estate Master Fund(a)	109	181,797
Orix JREIT(a)	118	207,212
Sekisui House Ltd.(a),(d)	60,600	1,032,422
Tokyo Tatemono Co., Ltd.(a),(b)	39,400	473,949
		3,271,203
OFFICE 0.3%
Hulic REIT(a)	150	267,867
Nippon Building Fund(a)	54	342,136
		610,003
RETAIL 0.1%
Japan Retail Fund Investment Corp.(a)	113	278,700
TOTAL REAL ESTATE		4,159,906

TECHNOLOGY—ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
Kyocera Corp.(a),(b),(d)	17,000	816,906
Sony Corp.(a),(d)	56,300	1,865,252
		2,682,158
TELECOMMUNICATION SERVICES 0.7%
KDDI Corp.(a),(d)	52,400	1,623,457
TOTAL JAPAN		22,811,529

JERSEY 1.0%
CONSUMER DISCRETIONARY—MEDIA
WPP PLC (GBP)(a),(d)	96,500	2,268,292

	Number of Shares	Value
LUXEMBOURG 0.5%
MATERIALS—CHEMICALS
Trinseo SA (USD)	20,195	$1,142,229

MEXICO 0.2%
TOLL ROADS
OHL Mexico SAB de CV(c)	270,047	358,350
Promotora y Operadora de Infraestructura SAB de CV	19,540	210,357
TOTAL MEXICO		568,707

NETHERLANDS 0.6%
FINANCIAL—BANKS 0.5%
ABN AMRO Group NV, 144A(a),(e)	59,877	1,238,025

REAL ESTATE—DIVERSIFIED 0.1%
Nieuwe Steen Investments NV(a)	21,664	89,517
TOTAL NETHERLANDS		1,327,542

NEW ZEALAND 0.2%
AIRPORTS
Auckland International Airport Ltd.(a),(b)	98,510	527,996

SINGAPORE 1.1%
REAL ESTATE—RETAIL 0.1%
CapitaLand Mall Trust(a)	117,100	186,561

TECHNOLOGY—SEMICONDUCTORS 1.0%
Broadcom Ltd. (USD)(d)	13,305	2,295,379
TOTAL SINGAPORE		2,481,940

SOUTH KOREA 0.9%
TECHNOLOGY—SEMICONDUCTORS
SK Hynix(a)	55,055	2,021,064

SPAIN 0.5%
GAS DISTRIBUTION 0.3%
Enagas SA(a),(b)	25,763	775,009

REAL ESTATE—DIVERSIFIED 0.2%
Hispania Activos Inmobiliarios SA(a)	11,546	154,869
Merlin Properties Socimi SA(a)	16,269	192,643
		347,512
TOTAL SPAIN		1,122,521

SWEDEN 1.6%
COMMUNICATIONS—TELECOMMUNICATIONS 0.6%
TeliaSonera AB(a)	314,800	1,410,015

	Number of Shares	Value
INDUSTRIALS—AEROSPACE & DEFENSE 1.0%
Saab AB, Class B(a),(d)	61,853	$2,202,178
TOTAL SWEDEN		3,612,193

SWITZERLAND 6.1%
AIRPORTS 0.3%
Flughafen Zuerich AG(a),(b)	2,999	586,286

CONSUMER—NON-CYCLICAL—FOOD 1.9%
Nestle SA(a),(d)	56,357	4,450,178

FINANCIAL—INSURANCE 1.8%
Chubb Ltd. (USD)(d)	24,137	3,032,814
Zurich Insurance Group AG(a)	4,500	1,160,523
		4,193,337
HEALTH CARE—PHARMACEUTICALS 1.4%
Novartis AG(a),(d)	42,300	3,338,328

INDUSTRIALS—ELECTRICAL COMPONENT & EQUIPMENT 0.7%
TE Connectivity Ltd. (USD)(b)	25,164	1,620,058
TOTAL SWITZERLAND		14,188,187

UNITED KINGDOM 7.5%
CONSUMER STAPLES—BEVERAGE 1.0%
Diageo PLC(a),(d)	76,700	2,196,961

CONSUMER—CYCLICAL—SPECIALTY RETAIL 0.4%
Kingfisher PLC(a)	212,592	1,037,249

CONSUMER—NON-CYCLICAL—AGRICULTURE 0.9%
British American Tobacco PLC(a),(d)	31,433	2,004,671

ELECTRIC—REGULATED ELECTRIC 0.5%
National Grid PLC(a)	77,923	1,100,492

ENERGY—OIL & GAS 1.1%
BP PLC(a),(d)	446,016	2,599,709

FINANCIAL 1.6%
BANKS 1.1%
Barclays PLC(a)	596,700	1,293,657
Lloyds Banking Group PLC(a),(b)	1,875,000	1,324,714
		2,618,371
INSURANCE 0.5%
Beazley PLC(a)	208,471	1,044,224

	Number of Shares	Value
TOTAL FINANCIAL		$3,662,595

HEALTH CARE—PHARMACEUTICALS 0.9%
GlaxoSmithKline PLC(a),(d)	102,586	2,184,931

REAL ESTATE 0.8%
DIVERSIFIED 0.3%
Hammerson PLC(a)	46,802	356,199
LondonMetric Property PLC(a)	134,287	278,140
		634,339
HEALTH CARE 0.1%
Assura PLC	201,239	152,067

INDUSTRIALS 0.2%
Segro PLC(a)	89,798	527,570

RESIDENTIAL 0.1%
UNITE Group PLC/The(a)	18,097	148,727

SELF STORAGE 0.1%
Big Yellow Group PLC(a)	30,541	308,093
TOTAL REAL ESTATE		1,770,796

WATER 0.3%
United Utilities Group PLC(a),(b)	55,618	722,408
TOTAL UNITED KINGDOM		17,279,812

UNITED STATES 62.2%
COMMUNICATIONS 2.2%
TELECOMMUNICATION 1.1%
AT&T	35,814	1,454,407
Verizon Communications(d)	20,237	1,051,919
		2,506,326
TOWERS 1.1%
American Tower Corp.	10,987	1,245,157
Crown Castle International Corp.(b)	12,066	1,136,738
SBA Communications Corp., Class A(b),(c)	2,103	235,872
		2,617,767
TOTAL COMMUNICATIONS		5,124,093

CONSUMER—CYCLICAL 6.1%
APPAREL 0.7%
Hanesbrands(b)	61,969	1,564,717

	Number of Shares	Value
AUTOMOBILES 0.8%
Ford Motor Co.	162,200	$1,957,754

HOME BUILDERS 0.5%
D.R. Horton	34,600	1,044,920

MEDIA 1.6%
The Walt Disney Co.(d)	21,693	2,014,412
Time Warner(d)	20,393	1,623,487
		3,637,899
RESTAURANT 0.8%
Starbucks Corp.(d)	35,545	1,924,406

RETAIL 0.8%
Ross Stores(b)	28,300	1,819,690

SPECIALTY RETAIL 0.9%
Home Depot/The(d)	16,200	2,084,616
TOTAL CONSUMER—CYCLICAL		14,034,002

CONSUMER—NON-CYCLICAL 5.8%
AGRICULTURE 1.8%
Altria Group(b),(d)	64,830	4,099,201

COSMETICS/PERSONAL CARE 1.4%
Coty, Class A(c)	139,800	3,285,300

FOOD PRODUCTS 1.3%
Tyson Foods, Class A(d)	40,300	3,009,201

RETAIL 1.3%
CVS Caremark Corp.(d)	33,138	2,948,951
TOTAL CONSUMER—NON-CYCLICAL		13,342,653

DIVERSIFIED 0.2%
Macquarie Infrastructure Co. LLC(b)	6,014	500,605

ELECTRIC 1.3%
INTEGRATED ELECTRIC 0.5%
8Point3 Energy Partners LP	6,600	95,040
NextEra Energy	4,334	530,135
Pattern Energy Group(b)	19,085	429,221
		1,054,396
REGULATED ELECTRIC 0.8%
CMS Energy Corp.(b)	8,610	361,706
Edison International(b)	3,311	239,220
PG&E Corp.(b)	16,340	999,518

	Number of Shares	Value
WEC Energy Group(b)	5,650	$338,322
		1,938,766
TOTAL ELECTRIC		2,993,162

ENERGY 3.2%
OIL & GAS 2.2%
Anadarko Petroleum Corp.(b),(d)	55,072	3,489,362
Exxon Mobil Corp.(d)	18,547	1,618,782
		5,108,144
OIL & GAS SERVICES 1.0%
Baker Hughes(d)	45,900	2,316,573
TOTAL ENERGY		7,424,717

FINANCIAL 8.7%
BANKS 4.0%
Fifth Third Bancorp(b)	102,319	2,093,447
Huntington Bancshares(d)	177,900	1,754,094
PNC Financial Services Group(d)	26,276	2,367,205
Wells Fargo & Co.(b),(d)	69,387	3,072,456
		9,287,202
CREDIT CARD 0.8%
Discover Financial Services(d)	32,100	1,815,255

DIVERSIFIED FINANCIAL SERVICES 2.5%
Ameriprise Financial(d)	18,000	1,795,860
BlackRock(d)	4,498	1,630,345
JPMorgan Chase & Co.(d)	34,017	2,265,192
		5,691,397
INSURANCE 1.4%
Allstate Corp./The	24,073	1,665,370
Assurant	17,700	1,632,825
		3,298,195
TOTAL FINANCIAL		20,092,049

GAS DISTRIBUTION 0.7%
Atmos Energy Corp.	8,301	618,176
Sempra Energy(b)	8,575	919,154
		1,537,330

	Number of Shares	Value
HEALTH CARE 8.1%
BIOTECHNOLOGY 1.0%
Amgen(d)	13,570	$2,263,612

HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
Zimmer Holdings(d)	23,530	3,059,371

HEALTH CARE PROVIDERS & SERVICES 1.2%
Cigna Corp.(d)	20,584	2,682,507

HEALTHCARE PRODUCTS 2.6%
Johnson & Johnson(d)	28,500	3,366,705
Patterson Cos.	23,536	1,081,244
Thermo Fisher Scientific(d)	10,175	1,618,435
		6,066,384
PHARMACEUTICALS 2.0%
Bristol-Myers Squibb Co.(b)	32,696	1,762,968
Pfizer(d)	88,308	2,990,992
		4,753,960
TOTAL HEALTH CARE		18,825,834

INDUSTRIALS 6.0%
AEROSPACE & DEFENSE 1.4%
General Dynamics Corp.(d)	20,258	3,143,231
		3,143,231
AIR FREIGHT & COURIERS 2.0%
FedEx Corp.(d)	25,900	4,524,212

COMMERCIAL SERVICES & SUPPLIES 0.6%
Equifax	10,242	1,378,368
		1,378,368
DIVERSIFIED MANUFACTURING 1.0%
Honeywell International(d)	20,600	2,401,754
		2,401,754
ROAD & RAIL 1.0%
CSX Corp.(d)	77,509	2,364,025
TOTAL INDUSTRIALS		13,811,590

MATERIALS 1.9%
CHEMICALS 1.5%
PPG Industries	20,744	2,144,100

	Number of Shares	Value
Valvoline(c)	55,200	$1,296,648
		3,440,748
METALS & MINING 0.4%
Steel Dynamics	42,400	1,059,576
TOTAL MATERIALS		4,500,324

PIPELINES 2.3%
PIPELINES—C-CORP 1.9%
Cheniere Energy(b),(c)	19,920	868,512
Kinder Morgan(b)	61,796	1,429,341
SemGroup Corp., Class A(b)	13,798	487,897
Targa Resources Corp.(b)	12,774	627,331
Williams Cos. (The)(b)	31,531	968,948
		4,382,029
PIPELINES—MLP 0.4%
Buckeye Partners LP(b)	6,230	446,068
Noble Midstream Partners LP(c)	8,140	227,106
Rice Midstream Partners LP	13,203	320,305
		993,479
TOTAL PIPELINES		5,375,508

RAILWAYS 0.1%
Union Pacific Corp.	2,924	285,178

REAL ESTATE 5.2%
HEALTH CARE 0.4%
HCP(b)	23,097	876,531
Omega Healthcare Investors(b)	3,427	121,487
		998,018
HOTEL 0.3%
Hilton Worldwide Holdings(b)	12,058	276,490
Pebblebrook Hotel Trust(b)	9,343	248,524
Sunstone Hotel Investors	11,721	149,911
		674,925
INDUSTRIALS 0.3%
Prologis	11,905	637,394

NET LEASE 0.4%
Gaming and Leisure Properties(b)	11,034	369,088

	Number of Shares	Value
Spirit Realty Capital(b)	46,237	$616,339
		985,427
OFFICE 0.8%
Alexandria Real Estate Equities(b)	3,929	427,357
Cousins Properties(b)	19,458	203,142
Douglas Emmett(b)	7,473	273,736
Empire State Realty Trust, Class A(b)	14,555	304,927
Hudson Pacific Properties(b)	8,373	275,220
Kilroy Realty Corp.	6,616	458,820
		1,943,202
RESIDENTIAL 1.6%
APARTMENT 1.2%
American Homes 4 Rent, Class A	15,564	336,805
Apartment Investment & Management Co.(b)	6,695	307,368
AvalonBay Communities	2,362	420,058
Education Realty Trust(b)	11,424	492,831
Equity Residential(b)	2,356	151,562
Essex Property Trust	2,569	572,116
UDR	17,582	632,776
		2,913,516
MANUFACTURED HOME 0.4%
Equity Lifestyle Properties(b)	3,951	304,938
Sun Communities(b)	6,973	547,241
		852,179
TOTAL RESIDENTIAL		3,765,695

SHOPPING CENTERS 1.0%
COMMUNITY CENTER 0.4%
Brixmor Property Group	18,657	518,478
Ramco-Gershenson Properties Trust(b)	6,685	125,277
Tanger Factory Outlet Centers(b)	6,232	242,799
		886,554
REGIONAL MALL 0.6%
Simon Property Group(b)	6,834	1,414,706
TOTAL SHOPPING CENTERS		2,301,260

SPECIALTY 0.4%
Digital Realty Trust(b)	4,201	408,001

	Number of Shares	Value
DuPont Fabros Technology(b)	6,279	$259,009
QTS Realty Trust, Class A(b)	2,800	147,980
		814,990
TOTAL REAL ESTATE		12,120,911

TECHNOLOGY 10.1%
COMPUTERS 4.3%
Apple(d)	49,571	5,604,002
Cadence Design Systems(c),(d)	71,500	1,825,395
Western Digital Corp.(d)	43,867	2,564,903
		9,994,300
INTERNET SERVICE PROVIDER 2.8%
Alphabet, Class A(c),(d)	7,939	6,383,433

SOFTWARE 0.8%
Microsoft Corp.	30,432	1,752,883

TELECOMMUNICATION EQUIPMENT 2.2%
Cisco Systems(d)	74,600	2,366,312
QUALCOMM(d)	40,198	2,753,563
		5,119,875
TOTAL TECHNOLOGY		23,250,491

WATER 0.3%
American Water Works Co.(b)	8,547	639,657
TOTAL UNITED STATES		143,858,104
TOTAL COMMON STOCK (Identified cost—$226,269,597)		263,959,278

CLOSED-END FUNDS—UNITED STATES 2.7%
COVERED CALL 0.5%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(b)	22,219	335,285
Eaton Vance Tax-Managed Diversified Equity Income Fund(b)	30,801	329,879
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(b)	11,038	121,528
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(b)	35,001	303,808
		1,090,500
EQUITY TAX—ADVANTAGED 0.6%
Eaton Vance Tax-Advantaged Dividend Income Fund(b)	22,395	451,259

	Number of Shares	Value
Eaton Vance Tax-Advantaged Global Dividend Income Fund(b)	7,974	$118,813
Gabelli Dividend & Income Trust(b)	18,429	354,021
John Hancock Tax-Advantaged Dividend Income Fund(b)	13,452	328,767
		1,252,860
GLOBAL HYBRID (GROWTH & INCOME) 0.0%
Clough Global Opportunities Fund(b)	8,639	83,539

INVESTMENT GRADE 0.0%
PIMCO Corporate and Income Opportunity Fund(b)	6,649	97,142

MASTER LIMITED PARTNERSHIPS 0.2%
First Trust Energy Income and Growth Fund(b)	11,744	318,145
Kayne Anderson MLP Investment Company(b)	6,585	135,849
		453,994
MULTI-SECTOR 0.5%
AllianzGI Convertible & Income Fund(b)	26,962	181,993
PIMCO Dynamic Credit Income Fund	13,520	275,673
PIMCO Dynamic Income Fund(b)	5,383	153,308
PIMCO Income Opportunity Fund(b)	8,618	199,593
PIMCO Income Strategy Fund II(b)	24,501	233,495
		1,044,062
MUNICIPAL 0.2%
BlackRock MuniHoldings Investment Quality Fund(b)	10,524	168,173
Eaton Vance Municipal Bond Fund(b)	11,739	159,885
PIMCO Municipal Income Fund II(b)	9,689	132,352
		460,410
PREFERRED 0.1%
Nuveen Preferred Income Opportunities Fund(b)	29,696	297,554

REAL ESTATE 0.1%
CBRE Clarion Global Real Estate Income Fund(b)	16,968	142,531
Nuveen Real Estate Income Fund(b)	14,369	170,704
		313,235
SENIOR LOAN 0.1%
Nuveen Credit Strategies Income Fund(b)	30,932	262,303

U.S. GENERAL EQUITY 0.4%
Consumer Discretionary Select Sector SPDR Fund(b)	2,384	190,815
Gabelli Equity Trust(b)	32,372	182,578
SPDR S&P 500 ETF Trust(b)	1,518	328,343

	Number of Shares	Value
Vanguard S&P 500 ETF Trust(b)	889	$176,636
		878,372
TOTAL CLOSED-END FUNDS (Identified cost—$6,137,735)		6,233,971

PREFERRED SECURITIES—$25 PAR VALUE—UNITED STATES 5.5%
BANKS 2.5%
Bank of America Corp., 6.20%, Series CC	39,764	1,048,179
Bank of America Corp., 6.00%, Series EE(b)	29,981	787,301
Bank of America Corp., 6.50%, Series Y	40,000	1,079,600
Citigroup, 6.875%, Series K	40,000	1,152,400
Huntington Bancshares, 6.25%, Series D(b)	25,600	705,024
Wells Fargo & Co., 5.85%	40,000	1,070,000
		5,842,504
ELECTRIC 0.7%
INTEGRATED ELECTRIC 0.4%
Integrys Holdings, 6.00%, due 8/1/73(b)	35,750	979,997

REGULATED ELECTRIC 0.3%
DTE Energy Co., 5.375%, due 6/1/76, Series B(b)	22,375	576,828
Southern Co./The, 6.25%, due 10/15/75(b)	1,087	30,251
		607,079
TOTAL ELECTRIC		1,587,076

FINANCIAL 0.2%
Charles Schwab Corp./The, 5.95%, Series D(b)	21,000	571,620

INDUSTRIALS—CHEMICALS 0.5%
CHS, 7.10%, Series II	35,984	1,078,081

INSURANCE—MULTI-LINE 0.0%
PartnerRe Ltd., 7.25%, Series H	1,134	34,065

REAL ESTATE—DIVERSIFIED 0.9%
Colony Financial, 8.50%, Series A(b)	29,928	767,653
VEREIT, 6.70%, Series F	45,000	1,198,800
		1,966,453
TECHNOLOGY—SOFTWARE 0.5%
eBay, 6.00%, due 2/1/56	40,000	1,085,600

UTILITIES 0.2%
SCE Trust V, 5.45%, Series K(b)	19,163	568,950

	Number of Shares	Value
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$11,823,402)		$12,734,349

PREFERRED SECURITIES—CAPITAL SECURITIES 5.2%
AUSTRALIA 1.3%
BANKS—FOREIGN 0.5%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75%, 144A (USD)(e)	1,000,000	1,100,916

INSURANCE-FOREIGN 0.8%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (USD)	1,755,000	1,948,050
TOTAL AUSTRALIA		3,048,966

FRANCE 0.5%
BANKS—FOREIGN
Credit Agricole SA, 8.125%, 144A (USD)(e)	1,000,000	1,063,474

JAPAN 0.4%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Dai-ichi Life Insurance Co. Ltd., 4.00%, 144A (USD)(e)	400,000	403,000
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (USD)(e)	200,000	225,250
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (USD)(e)	300,000	325,495
TOTAL JAPAN		953,745

SWITZERLAND 0.8%
BANKS—FOREIGN 0.4%
UBS Group AG, 7.125% (USD)	800,000	823,616

INSURANCE—REINSURANCE—FOREIGN 0.4%
Aquarius + Investments PLC, 8.25% (USD)	910,000	978,477
TOTAL SWITZERLAND		1,802,093

UNITED KINGDOM 0.3%
BANKS—FOREIGN
Royal Bank of Scotland Group PLC, 8.625% (USD)	400,000	392,500
Standard Chartered PLC, 7.50%, 144A (USD)(e)	200,000	200,000
		592,500
UNITED STATES 1.9%
BANKS 1.4%
Bank of America Corp., 6.50%, Series Z	2,037,000	2,208,872

		Number of Shares	Value
Citigroup, 6.25%, Series T		1,070,000	$1,152,925
			3,361,797
INSURANCE—LIFE/HEALTH INSURANCE 0.5%
Prudential Financial, 5.625%, due 6/15/43		1,000,000	1,080,050
TOTAL UNITED STATES			4,441,847
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$11,337,900)			11,902,625

SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(f)		2,400,000	2,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,400,000)			2,400,000

TOTAL INVESTMENTS (Identified cost—$257,968,634)	128.6%		$297,230,223
WRITTEN OPTION CONTRACTS	(1.4)		(3,276,000)
LIABILITIES IN EXCESS OF OTHER ASSETS	(27.2)		(62,855,396)
NET ASSETS (Equivalent to $9.99 per share based on 23,142,068 shares of common stock outstanding)	100.0%		$231,098,827

		Number of Contracts
WRITTEN OPTION CONTRACTS—UNITED STATES (1.4)%
S&P 500 Index, Call, USD Strike Price 2,140, expires 10/21/16		780	$(3,276,000)
TOTAL WRITTEN OPTION CONTRACTS (Premiums received—$2,555,646)			$(3,276,000)

Glossary of Portfolio Abbreviations

ETF                                                                                                                         Exchange-Traded Fund

GBP                                                                                                                       Great British Pound

HKD                                                                                                                    Hong Kong Dollar

MLP                                                                                                                     Master Limited Partnership

REIT                                                                                                                  Real Estate Investment Trust

SPDR                                                                                                                Standard & Poor’s Depositary Receipt

USD                                                                                                                       United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 41.5% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)         All or a portion of the security is pledged as collateral in connection with written option contracts. $42,588,699 in aggregate has been pledged as collateral.

(c)          Non-income producing security.

(d)         All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $140,363,720 in aggregate has been pledged as collateral.

(e)          Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.1% of the net assets of the Fund, of which 0.0% are illiquid.

(f)           Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Financial (Common)	13.3
Technology (Common)	11.0
Health Care (Common)	10.7
Industrials (Common)	9.4
Real Estate (Common)	8.6
Consumer—Non-Cyclical (Common)	6.6
Consumer—Cyclical (Common)	5.6
Energy (Common)	4.9
Other	3.2
Banks (Preferred)	3.1
Materials (Common)	2.8
Pipelines (Common)	2.7
Communications (Common)	2.4
Closed-End Funds	2.1
Consumer Staples (Common)	1.8
Electric (Common)	1.7
Consumer Discretionary (Common)	1.2
Banks—Foreign (Preferred)	1.2
Gas Distribution (Common)	1.0
Insurance (Preferred)	1.0
Telecommunication Services (Common)	0.9
Real Estate (Preferred)	0.6
Insurance-Foreign (Preferred)	0.6
Automotive (Common)	0.6
Toll Roads (Common)	0.5
Electric (Preferred)	0.5
Water (Common)	0.4
Airports (Common)	0.4
Information Technology (Common)	0.4
Technology (Preferred)	0.4
Industrials (Preferred)	0.4
100.0

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealer when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2016.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Canada	$9,903,437	9,903,437	—	$—
Ireland	5,537,611	5,537,611	—	—
Luxembourg	1,142,229	1,142,229	—	—
Mexico	568,707	568,707	—	—
Singapore	2,481,940	2,295,379	186,561	—
Switzerland	14,188,187	4,652,872	9,535,315	—
United Kingdom	17,279,812	152,067	17,127,745	—
United States	143,858,104	143,858,104	—	—
Other Countries	68,999,251	—	68,999,251	—
Closed-End Funds	6,233,971	6,233,971	—	—
Preferred Securities - $25 Par Value	12,734,349	11,754,352	979,997	—
Preferred Securities - Capital Securities	11,902,625	—	11,902,625	—
Short-Term Investments	2,400,000	—	2,400,000	—
Total Investments(a)	$297,230,223	$186,098,729	$111,131,494	$—
Written Option Contracts	$(3,276,000)	$(3,276,000)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$(3,276,000)	$(3,276,000)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities.  Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Transactions in written options for the nine months ended September 30, 2016, were as follows:

	Number
	of Contracts	Premium
Written option contracts outstanding at December 31, 2015	825	$2,727,771
Option contracts written	9,143	25,516,047
Option contracts expired	(2,496)	(6,108,890)
Option contracts terminated in closing transactions	(2,550)	(6,761,552)
Option contracts exercised	(4,142)	(12,817,730)
Written option contracts outstanding at September 30, 2016	780	$2,555,646

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$257,968,634
Gross unrealized appreciation	$46,505,540
Gross unrealized depreciation	(7,243,951)
Net unrealized appreciation	$39,261,589

Item 2. Controls and Procedures

(a)                       The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                       During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                       Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 23, 2016